Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions, Divestitures and Variable Interest Entities[Abstract]
Summarized financial information for IM Topco

Summarized financial information for IM Topco for the year ended December 31, 2023 is as follows. Comparable information for the year ended December 31, 2024 is not presented below as the Company’s investment in IM Topco was not considered significant to the Company as of and for the year ended December 31, 2024.

($ in thousands)
Revenues	$12,119
Gross profit	12,119
Loss from continuing operations	(1,036)
Net loss	(1,036)